Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 116.5%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,665	$1,869,712
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,580,320
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,749,580

		14,199,612

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	235	235,277

Arizona — 2.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	3,575	3,807,768
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	9,379,696
5.00%, 12/01/37	5,000	6,548,650

		19,736,114

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	5,230	5,444,639

California — 6.2%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	4,455	6,606,720
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	2,560	2,901,606
Sutter Health, Series B, 6.00%, 08/15/20(b)	6,465	6,800,275
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	305	342,506
5.25%, 08/15/49	770	853,668
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,650	1,764,576

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	$1,100	$1,223,365
5.00%, 12/01/46	955	1,055,094
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 05/01/43	3,285	3,287,102
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	475,968
6.25%, 10/01/40	335	392,302
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	4,525	4,575,861
5.25%, 06/01/47	1,140	1,160,657
State of California, GO:
(AMBAC), 5.00%, 04/01/31	10	10,034
Various Purposes, 6.00%, 03/01/33	5,085	5,226,210
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,821,370
Sub-Series I-1, 6.38%, 11/01/19(b)	2,385	2,416,220
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	520	520,567
5.00%, 06/01/37	1,775	1,794,081

		43,228,182

Colorado — 0.7%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	2,635	3,400,178
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 08/01/47	1,250	1,289,550

		4,689,728

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	2,796,066

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,407,112
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,430	2,757,029

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$8,275	$8,512,410

		13,676,551

District of Columbia — 6.4%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	910	1,095,676
Georgetown University Issue, 5.00%, 04/01/42	745	879,636
The Catholic University of America Issue, 5.00%, 10/01/48	4,875	5,652,953
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	4,440	4,677,540
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	4,240	4,521,748
Metropolitan Washington Airports Authority, Refunding RB,:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31(c)	8,350	5,983,360
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32(c)	15,000	10,307,850
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,441,320
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33(c)	13,410	8,836,788

		44,396,871

Florida — 4.7%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	6,900	6,994,530
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	4,825	5,362,843
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	3,157,722
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	7,530	7,902,584
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	6,150	6,951,099

Security	Par (000)	Value

Florida (continued)
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	$3,255	$2,526,117

		32,894,895

Georgia — 2.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	6,660	7,136,856
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,075	1,246,484
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(b)	1,700	1,717,340
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	1,040	1,339,021
5.00%, 05/15/36	1,040	1,347,882
5.00%, 05/15/37	1,145	1,495,782
5.00%, 05/15/38	630	827,574
5.00%, 05/15/49	2,100	2,835,525

		17,946,464

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,760	2,858,504

Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	10,000	10,035,800

Illinois — 14.6%
Chicago Board of Education, GO,:
Refunding, Dedicated Revenues, Series D, 5.00%, 12/01/31	1,000	1,128,500
Dedicated Revenues, Series H, 5.00%, 12/01/36	460	509,399
Project, 5.25%, 12/01/35	3,095	3,361,541
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	1,735	1,961,418
Dedicated Revenues, Series F, 5.00%, 12/01/22	1,305	1,403,945
Dedicated Revenues, Series G,
5.00%, 12/01/34	455	507,462
5.00%, 12/01/25	1,365	1,543,133

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Series C, Series D:
5.00%, 12/01/46	$1,125	$1,242,090
5.00%, 12/01/46	2,915	3,064,540
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(b)	3,390	3,603,943
5.63%, 01/01/35	810	853,627
Series A, 5.75%, 01/01/21(b)	2,940	3,130,600
Series A, 5.75%, 01/01/39	560	590,038
Series C, 6.50%, 01/01/21(b)	11,920	12,815,192
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,269,409
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,781,382
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	425	473,157
5.00%, 02/15/50	210	232,907
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,106,580
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	3,235	3,269,938
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(c)	27,225	9,460,687
Series B (AGM), 5.00%, 06/15/50	12,435	12,793,501
Series B-2, 5.00%, 06/15/50	5,085	5,159,800
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	2,730	2,945,069
6.00%, 06/01/21	2,335	2,540,036
State of Illinois, GO, Series B:
5.50%, 07/01/38	4,000	4,343,040
5.00%, 02/01/39	3,195	3,397,467
State of Illinois, GO, Refunding:
5.00%, 10/01/28	1,000	1,139,780
5.00%, 10/01/29	1,865	2,123,004
State of Illinois, GO, Series A, 5.00%, 04/01/38	2,510	2,646,820
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	5,815	6,660,268

Security	Par (000)	Value

Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	$2,045	$2,295,574

		101,353,847

Indiana — 3.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,635	1,896,093
7.00%, 01/01/44	3,950	4,545,976
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,132,750
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	910	989,307
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	3,015	3,266,300
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	840	917,750
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	1,690	1,706,748
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,842,334

		23,297,258

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	5,720	6,275,183
Midwestern Disaster Area, 5.25%, 12/01/25	940	1,029,836
Midwestern Disaster Area, 5.88%, 12/01/26(a)	835	876,282
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	305	314,101
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34(g)	2,695	2,695,782

		11,191,184

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b):
5.75%, 11/15/19	95	96,233

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
5.75%, 11/15/19	$4,285	$4,340,791

		4,437,024

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	2,055	2,334,788
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	2,625	3,113,014
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(g)	2,485	2,620,035

		8,067,837

Louisiana — 1.6%
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	1,260	1,278,434
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	2,055	2,110,978
5.25%, 05/15/31	1,750	1,846,670
5.25%, 05/15/32	2,240	2,425,181
5.25%, 05/15/33	2,430	2,628,142
5.25%, 05/15/35	1,025	1,128,945

		11,418,350

Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 07/01/39	2,160	2,163,737

Maryland — 0.6%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,289	1,290,109
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,545	1,590,577

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$880	$1,040,873

		3,921,559

Massachusetts — 0.6%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 07/01/29	3,250	4,324,710

Michigan — 3.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,995	9,839,900
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	1,545	1,597,839
5.50%, 05/15/36	1,250	1,282,737
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,830	1,979,438
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	6,085	6,165,505
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	2,105	2,554,144
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,255	2,625,632

		26,045,195

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,160	2,346,559

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
5.25%, 02/15/53	$4,315	$5,105,853

		7,452,412

Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	280	280,946

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	556,930
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	5,470	6,428,946
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	510	550,025

		7,535,901

Nebraska — 0.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	1,670	1,839,121
5.00%, 09/01/42	925	1,011,774

		2,850,895

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project,(a):
Series B, 4.63%, 11/01/42	3,205	3,286,279
Series C, AMT, 4.88%, 11/01/42	1,665	1,711,353

		4,997,632

New Jersey — 10.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,490	3,805,636
5.25%, 11/01/44	3,180	3,467,854
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	2,250	2,281,972
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 09/15/19	460	461,642
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	975	1,071,876

Security	Par (000)	Value

New Jersey (continued)
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	$2,400	$2,824,584
Series EEE, 5.00%, 06/15/48	7,780	8,758,880
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	3,040	3,375,798
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,150	1,278,501
Series A, 5.00%, 01/01/43	685	741,204
Series E, 5.00%, 01/01/45	5,425	6,226,544
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(c)	7,395	4,251,016
Transportation Program, Series AA, 5.00%, 06/15/44	1,360	1,479,993
Transportation Program, Series AA, 5.00%, 06/15/44	2,515	2,714,892
Transportation System, Series A, 5.50%, 06/15/41	3,630	3,820,248
Transportation System, Series B, 5.25%, 06/15/36	4,990	5,253,971
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	5,120	5,839,821
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	14,860	16,085,801

		73,740,233

New York — 7.3%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,235	4,554,870
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,700	3,780,956
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	449	485,563
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,070	4,071,262
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,700,677
5.25%, 11/15/39	1,765	2,024,684

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	$4,910	$4,966,269
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	2,480	2,523,499
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	8,145	8,932,703
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	705	782,479
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	1,760	1,970,848
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,525	1,702,342
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	2,761,264
6.00%, 12/01/42	1,485	1,557,483
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	3,750	4,607,137

		50,422,036

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,176,320
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	2,970	3,294,235

Security	Par (000)	Value

North Carolina (continued)
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	$1,210	$1,335,659

		5,806,214

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	2,000	2,314,120

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	9,385	9,224,986
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	4,160	4,351,693
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,380	1,519,270
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	980,960
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	1,850	1,853,311
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	1,545	1,659,114
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,685	1,848,866

		21,438,200

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,320	4,604,040
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	2,460	2,913,255

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	$4,115	$4,406,219

		11,923,514

Pennsylvania — 3.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,492,392
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,325	1,425,780
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	1,185	1,278,141
5.00%, 09/01/43	2,610	3,103,734
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,765	1,979,447
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	3,840,653
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,210	3,425,744
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,631,227

		23,177,118

Puerto Rico — 5.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,430	1,453,995
5.63%, 05/15/43	1,430	1,453,981
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	5,165	5,201,310
5.13%, 07/01/37	1,470	1,484,685
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,530	1,546,325
6.00%, 07/01/44	2,770	2,797,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	58	59,820

Security	Par (000)	Value

Puerto Rico (continued)
Series A-1, 4.75%, 07/01/53	$3,304	$3,220,145
Series A-1, 5.00%, 07/01/58	12,647	12,620,568
Series A-2, 5.00%, 07/01/58	6,236	5,985,251

		35,823,780

Rhode Island — 2.8%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	637,099
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	8,215	8,409,038
5.00%, 06/01/50	9,875	10,330,731

		19,376,868

South Carolina — 5.4%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	6,455	7,616,771
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	6,695	6,947,937
AMT, 5.25%, 07/01/55	2,690	3,069,182
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,122,122
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	5,000	5,679,700
Series E, 5.25%, 12/01/55	4,550	5,218,987

		37,654,699

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	2,855	3,243,537
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,440	1,665,461

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	$2,025	$2,403,452

		7,312,450

Texas — 8.0%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	4,365	4,667,669
Sub-Lien, 5.00%, 01/01/33	725	799,885
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 07/15/30	3,600	4,035,528
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,200	2,452,824
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,440	2,944,397
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	1,525	1,736,045
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23(b)	485	578,620
6.38%, 01/01/33	460	512,684
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	9,585	11,186,366
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	1,000	1,001,860
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	4,110	1,990,966
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,209,679
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	5,260	6,323,151

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	$6,000	$6,291,000
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	6,380,475
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	2,435	2,821,410

		55,932,559

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	1,845	2,162,469
5.00%, 07/01/47	1,920	2,231,693

		4,394,162

Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	3,270	3,556,419
6.00%, 01/01/37	3,900	4,309,110

		7,865,529

Washington — 1.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	3,120	3,658,731
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,565	1,772,738

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$4,745	$5,362,277

		10,793,746

Wisconsin — 0.7%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,020,247

Wyoming — 0.9%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	6,195	6,215,505

Total Municipal Bonds — 116.5% (Cost — $742,160,086)		810,688,170

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 7.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(i)	6,496	7,035,961
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	19,080	19,270,609
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	11,973	12,295,535
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	6,494	7,774,257
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	2,154	2,154,229

		48,530,591

Colorado — 2.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(i)	4,775	5,752,071
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(i)	4,299	4,307,566

Security	Par (000)	Value

Colorado (continued)
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	$7,820	$8,359,893

		18,419,530

District of Columbia — 1.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	10,265	11,114,631

Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	11,448	11,962,920

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	6	6,340
4.00%, 02/15/41	2,994	3,277,596

		3,283,936

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,333	4,659,043
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	4,967,496

		9,626,539

New York — 9.1%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(b)	2,018	2,151,838
5.75%, 02/15/47	1,242	1,323,746
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	23,521,753
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	13,081	14,279,429
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	5,400	6,406,452

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	$13,980	$15,314,810

		62,998,028

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	5,290	6,162,744

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,815,708

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	3,272	3,393,748

Texas — 4.3%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	5,060	5,556,025
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,395,681
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	4,335	4,505,149
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,700	5,942,364

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$6,243	$6,824,324

		30,223,543

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	7,303	7,313,196

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,213,701

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	5,950	6,357,207

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.3% (Cost — $220,030,274)		231,416,022

Total Long-Term Investments — 149.8% (Cost — $962,190,360)		1,042,104,192

	Shares

Short-Term Securities — 4.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(j)(k)	32,855,240	32,861,811

Total Short-Term Securities — 4.7% (Cost — $32,860,402)		32,861,811

Total Investments — 154.5% (Cost — $995,050,762)		1,074,966,003

Other Assets Less Liabilities — 1.0%		7,379,344

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.4)%		(135,264,164)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.1)%		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$695,681,183

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD)

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2019 to July 1, 2034, is $19,237,534.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,922,549	26,932,691	32,855,240	$32,861,811	$85,815	$853	$1,991

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	33	09/19/19	$4,205	$(36,166)
Long U.S. Treasury Bond	270	09/19/19	42,010	(750,798)
5-Year U.S. Treasury Note	49	09/30/19	5,760	(10,074)

				$(797,038)

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,042,104,192	$—	$1,042,104,192
Short-Term Securities	32,861,811	—	—	32,861,811

	$32,861,811	$1,042,104,192	$—	$1,074,966,003

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(797,038)	$—	$—	$(797,038)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which valued at the unrealized depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(134,794,896)	$—	$(134,794,896)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(386,194,896)	$—	$(386,194,896)

12